SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION
16.	SUPPLEMENTAL GUARANTOR INFORMATION

In December 1999, Apache Finance Canada issued approximately $300 million of publicly-traded notes due in 2029, which are fully and unconditionally guaranteed by Apache. The following condensed consolidating financial statements are provided as an alternative to filing separate financial statements.

Apache Finance Canada has been fully consolidated in Apache’s consolidated financial statements. As such, these condensed consolidating financial statements should be read in conjunction with the financial statements of Apache Corporation and subsidiaries and notes thereto, of which this note is an integral part.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2013

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$4,585	$—	$11,326	$—	$15,911
Equity in net income (loss) of affiliates	2,313	17	36	(2,366)	—
Derivative instrument losses, net	(399)	—	—	—	(399)
Other	—	61	(9)	(4)	48

	6,499	78	11,353	(2,370)	15,560

OPERATING EXPENSES:
Depreciation, depletion, and amortization	2,250	—	4,039	—	6,289
Asset retirement obligation accretion	67	—	171	—	238
Lease operating expenses	939	—	1,925	—	2,864
Gathering and transportation	61	—	227	—	288
Taxes other than income	190	—	595	—	785
General and administrative	408	—	78	(4)	482
Acquisitions, divestitures, and transition	33	—	—	—	33
Financing costs, net	97	5	75	—	177

	4,045	5	7,110	(4)	11,156

NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	2,454	73	4,243	(2,366)	4,404
Provision for income taxes	222	20	1,682	—	1,924

NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	2,232	53	2,561	(2,366)	2,480
Net loss from discontinued operations, net of tax	—	—	(192)	—	(192)

NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	2,232	53	2,369	(2,366)	2,288
Preferred stock dividends	44	—	—	—	44
Net income attributable to noncontrolling interest	—	—	56	—	56

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$2,188	$53	$2,313	$(2,366)	$2,188

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$2,204	$53	$2,313	$(2,366)	$2,204

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2012

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$4,237	$—	$12,191	$—	$16,428
Equity in net income (loss) of affiliates	1,523	(737)	248	(1,034)	—
Other	(80)	69	151	(4)	136

	5,680	(668)	12,590	(1,038)	16,564

OPERATING EXPENSES:
Depreciation, depletion, and amortization	1,391	—	5,490	—	6,881
Asset retirement obligation accretion	76	—	152	—	228
Lease operating expenses	957	—	1,827	—	2,784
Gathering and transportation	51	—	244	—	295
Taxes other than income	185	—	633	—	818
General and administrative	425	—	94	(4)	515
Acquisitions, divestitures, and transition	25	—	6	—	31
Financing costs, net	94	(20)	98	—	172

	3,204	(20)	8,544	(4)	11,724

NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	2,476	(648)	4,046	(1,034)	4,840
Provision (benefit) for income taxes	475	(159)	2,537	—	2,853

NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	2,001	(489)	1,509	(1,034)	1,987
Net income from discontinued operations, net of tax	—	—	14	—	14

NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	2,001	(489)	1,523	(1,034)	2,001
Preferred stock dividends	76	—	—	—	76

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$1,925	$(489)	$1,523	$(1,034)	$1,925

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$1,803	$(489)	$1,523	$(1,034)	$1,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
REVENUES AND OTHER:
Oil and gas production revenues	$4,380	$—	$11,957	$—	$16,337
Equity in net income (loss) of affiliates	3,590	234	46	(3,870)	—
Other	9	125	(16)	(4)	114

	7,979	359	11,987	(3,874)	16,451

OPERATING EXPENSES:
Depreciation, depletion, and amortization	1,257	—	2,749	—	4,006
Asset retirement obligation accretion	70	—	80	—	150
Lease operating expenses	794	—	1,646	—	2,440
Gathering and transportation	51	—	238	—	289
Taxes other than income	170	—	701	—	871
General and administrative	365	—	78	(4)	439
Acquisitions, divestitures, and transition	14	—	6	—	20
Financing costs, net	149	(18)	41	—	172

	2,870	(18)	5,539	(4)	8,387

NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	5,109	377	6,448	(3,870)	8,064
Provision for income taxes	525	97	2,870	—	3,492

NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	4,584	280	3,578	(3,870)	4,572
Net income from discontinued operations, net of tax	—	—	12	—	12

NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	4,584	280	3,590	(3,870)	4,584
Preferred stock dividends	76	—	—	—	76

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$4,508	$280	$3,590	$(3,870)	$4,508

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$4,640	$280	$3,590	$(3,870)	$4,640

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2013

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	$1,421	$315	$7,867	$—	$9,603
CASH USED IN DISCONTINUED OPERATIONS	—	—	232	—	232

CASH PROVIDED BY OPERATING ACTIVITIES	1,421	315	8,099	—	9,835
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(4,291)	—	(5,525)	—	(9,816)
Additions to gas gathering, transmission, and processing facilities	(124)	—	(1,066)	—	(1,190)
Proceeds from divestiture of Gulf of Mexico Shelf properties	3,702	—	—	—	3,702
Acquisitions, other	—	—	(215)	—	(215)
Proceeds from Kitimat LNG transaction, net	—	—	396	—	396
Proceeds from sale of oil and gas properties	—	—	307	—	307
Other	(58)	—	(32)	—	(90)

NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(771)	—	(6,135)	—	(6,906)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	—	—	(210)	—	(210)

NET CASH USED IN INVESTING ACTIVITIES	(771)	—	(6,345)	—	(7,116)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(501)	—	(8)	—	(509)
Intercompany borrowings	3,056	1	(3,057)	—	—
Payments on fixed rate debt	(1,722)	(350)	—	—	(2,072)
Dividends paid	(360)	—	—	—	(360)
Proceeds from sale of noncontrolling interest	—	—	2,948	—	2,948
Shares repurchased	(997)	—	—	—	(997)
Other	29	37	(45)	—	21

NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(495)	(312)	(162)	—	(969)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(4)	—	(4)

NET CASH USED IN FINANCING ACTIVITIES	(495)	(312)	(166)	—	(973)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	155	3	1,588	—	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	—	160	—	160

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$155	$3	$1,748	$—	$1,906

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2012

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	$2,357	$(40)	$5,964	$—	$8,281
CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	223	—	223

CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,357	(40)	6,187	—	8,504
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(3,313)	—	(5,166)	—	(8,479)
Additions to gas gathering, transmission, and processing facilities	(48)	—	(685)	—	(733)
Acquisition of Cordillera	(2,666)	—	—	—	(2,666)
Equity investment in Yara Pilbara Holdings Pty Limited	—	—	(439)	—	(439)
Acquisitions, other	(66)	—	(186)	—	(252)
Proceeds from sale of oil and gas properties	25	—	2	—	27
Investment in subsidiaries, net	(657)	—	—	657	—
Other	(450)	—	(105)	—	(555)

NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(7,175)	—	(6,579)	657	(13,097)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(327)	—	(327)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(7,175)	—	(6,906)	657	(13,424)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	502	—	9	—	511
Intercompany borrowings	—	—	697	(697)	—
Fixed rate debt borrowings	4,978	—	—	—	4,978
Payments on fixed rate debt	(400)	—	—	—	(400)
Dividends paid	(332)	—	—	—	(332)
Other	29	35	(114)	40	(10)

NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	4,777	35	592	(657)	4,747
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	38	—	38

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	4,777	35	630	(657)	4,785
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(41)	(5)	(89)	—	(135)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	41	5	249	—	295

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$—	$—	$160	$—	$160

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	$2,191	$13	$7,503	$—	$9,707
CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	246	—	246

CASH PROVIDED BY OPERATING ACTIVITIES	2,191	13	7,749	—	9,953
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(1,478)	—	(4,571)	—	(6,049)
Additions to gas gathering, transmission, and processing facilities	—	—	(652)	—	(652)
Acquisitions of Mobil North Sea	—	—	(1,246)	—	(1,246)
Acquisitions, other	(448)	—	(119)	—	(567)
Proceeds from sales of oil and gas properties	204	—	218	—	422
Investment in and advances to subsidiaries, net	772	—	—	(772)	—
Other	(81)	—	(81)	—	(162)

NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(1,031)	—	(6,451)	(772)	(8,254)
NET CASH USED IN DISCONTINUED OPERATIONS	—	—	(391)	—	(391)

NET CASH USED IN INVESTING ACTIVITIES	(1,031)	—	(6,842)	(772)	(8,645)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(927)	—	—	—	(927)
Intercompany borrowings	—	(1)	(763)	764	—
Dividends paid	(306)	—	—	—	(306)
Other	108	(7)	(41)	8	68

NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(1,125)	(8)	(804)	772	(1,165)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	—	—	18	—	18

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,125)	(8)	(786)	772	(1,147)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	35	5	121	—	161
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	6	—	128	—	134

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$41	$5	$249	$—	$295

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2013

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$155	$3	$1,748	$—	$1,906
Receivables, net of allowance	1,043	—	1,909	—	2,952
Inventories	48	—	843	—	891
Drilling advances	49	—	322	—	371
Derivative instruments	1	—	—	—	1
Prepaid assets and other	99	—	146	—	245
Intercompany receivable	5,357	—	—	(5,357)	—

	6,752	3	4,968	(5,357)	6,366

PROPERTY AND EQUIPMENT, NET	16,092	—	36,329	—	52,421

OTHER ASSETS:
Intercompany receivable	1,572	—	—	(1,572)	—
Equity in affiliates	24,743	1,155	449	(26,347)	—
Goodwill, net	173	—	1,196	—	1,369
Deferred charges and other	166	1,006	1,309	(1,000)	1,481

	$49,498	$2,164	$44,251	$(34,276)	$61,637

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$956	$2	$658	$—	$1,616
Current debt	—	—	53	—	53
Asset retirement obligation	115	—	6	—	121
Derivative instruments	299	—	—	—	299
Other current liabilities	896	10	1,705	—	2,611
Intercompany payable	—	—	5,357	(5,357)	—

	2,266	12	7,779	(5,357)	4,700

LONG-TERM DEBT	9,374	298	—	—	9,672

DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	—	—	1,572	(1,572)	—
Income taxes	3,586	—	4,778	—	8,364
Asset retirement obligation	430	—	2,671	—	3,101
Other	446	250	711	(1,000)	407

	4,462	250	9,732	(2,572)	11,872

COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS’ EQUITY	33,396	1,604	24,743	(26,347)	33,396
Noncontrolling interest	—	—	1,997	—	1,997

TOTAL EQUITY	33,396	1,604	26,740	(26,347)	35,393

	$49,498	$2,164	$44,251	$(34,276)	$61,637

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Apache Corporation	Apache Finance Canada	All Other Subsidiaries of Apache Corporation	Reclassifications & Eliminations	Consolidated
	(In millions)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$—	$160	$—	$160
Receivables, net of allowance	876	—	2,210	—	3,086
Inventories	95	—	813	—	908
Drilling advances	21	1	562	—	584
Derivative instruments	31	—	—	—	31
Prepaid assets and other	102	—	91	—	193
Intercompany receivable	3,766	—	—	(3,766)	—

	4,891	1	3,836	(3,766)	4,962

PROPERTY AND EQUIPMENT, NET	18,517	—	34,763	—	53,280

OTHER ASSETS:
Intercompany receivable	4,628	—	—	(4,628)	—
Equity in affiliates	21,047	934	97	(22,078)	—
Goodwill, net	173	—	1,116	—	1,289
Deferred charges and other	152	1,002	1,052	(1,000)	1,206

	$49,408	$1,937	$40,864	$(31,472)	$60,737

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$639	$1	$452	$—	$1,092
Current debt	912	—	78	—	990
Asset retirement obligation	471	—	7	—	478
Derivative instruments	96	—	20	—	116
Other current liabilities	893	3	1,964	—	2,860
Intercompany payable	—	—	3,766	(3,766)	—

	3,011	4	6,287	(3,766)	5,536

LONG-TERM DEBT	10,706	647	2	—	11,355

DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	—	—	4,628	(4,628)	—
Income taxes	2,990	5	5,029	—	8,024
Asset retirement obligation	992	—	3,108	—	4,100
Other	378	250	763	(1,000)	391

	4,360	255	13,528	(1,000)	12,515

COMMITMENTS AND CONTINGENCIES TOTAL EQUITY	31,331	1,031	21,047	(22,078)	31,331

	$49,408	$1,937	$40,864	$(31,472)	$60,737